Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	[1]	$ 10,147		$ 10,316
Shares issued under HSBC employee share plans		482		400		$ 467
Less: treasury shares cancelled		0		0		(2,004)
Issued capital at end of period	[1]	9,631		10,147		10,316
Share premium account	[1]	14,738		14,664		14,602
Total equity		192,610	[1]	185,197	[1]	196,318	[1]	$ 204,995
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Less: treasury shares cancelled		(521)		(174)		(60)
Total equity		$ 24,369		$ 24,811		$ 24,918		$ 24,624
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)		20,293,607,410		20,631,520,439
Shares issued under HSBC employee share plans (in shares)		10,778,479		10,226,221
Shares issued in lieu of dividends (in shares)		0		0
Less: Shares repurchased and cancelled (in shares)		716,384,289		348,139,250
Less: treasury shares cancelled (in shares)		325,273,407		0
Number of shares outstanding ending balance (in shares)		19,262,728,193		20,293,607,410		20,631,520,439
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period		$ 10,147		$ 10,316
Shares issued under HSBC employee share plans		5		5
Shares issued in lieu of dividends		0		0
Less: shares repurchased and cancelled		358		174
Less: treasury shares cancelled		163		0
Issued capital at end of period		$ 9,631		$ 10,147		$ 10,316

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.